Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Net Income	$ 5,160	$ 4,666
Other Comprehensive Income (Loss), Net of Tax (Expense) Benefit
Foreign currency translation adjustments, net of tax of $(5) and $(6)	24	93
Unrealized gain (loss) on cash flow hedges, net of tax of $5 and $(180)	(13)	501
Unrealized gain (loss) on marketable securities, net of tax of $(2) and $1	4	(5)
Defined benefit pension and postretirement plans, net of tax of $56 and $60	(169)	(173)
Other comprehensive income (loss) attributable to Verizon	(154)	416
Total Comprehensive Income	5,006	5,082
Comprehensive income attributable to noncontrolling interests	128	121
Comprehensive income attributable to Verizon	4,878	4,961
Total Comprehensive Income	$ 5,006	$ 5,082